RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended		12 Months Ended			102 Months Ended	108 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2009 Consulting Services [Member]	Jun. 30, 2013 Chief Executive Officer [Member]	Dec. 31, 2009 Chief Executive Officer [Member]	Dec. 31, 2010 Joint Venture [Member]	Dec. 31, 2009 Joint Venture [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party, Monthly Expense								$ 18,000		$ 15,000
Related Party Transaction, Description of Transaction								The agreement includes Mr. Leopold's salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid.
Related Party Transactions, Terms										The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party.
Related Party Transaction, Amounts of Transaction									5,000
Deferred Compensation Liability, Current									49,000
Payments for (Proceeds from) Investments												100,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)												9,875,214
Gain (Loss) on Investments, Excluding Other than Temporary Impairments												(3,950)
Investment Owned, at Fair Value												13,825
Increase (Decrease) in Deferred Compensation					(100,000)						12,838
Allocated Share-based Compensation Expense											987
Gain (Loss) on Investments	$ 0	$ 0	$ 0	$ 0		$ (106,985)	$ (106,985)					$ 9,875